COMMITMENTS (Narrative) (Details)	36 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 08, 2010 USD ($)	Dec. 08, 2010 CAD	Dec. 08, 2010 United States of America, Dollars [Member] USD ($)	Dec. 08, 2010 Canada, Dollars [Member] CAD	Jan. 31, 2014 Lease Commitments [Member] USD ($)	Jan. 31, 2014 Consulting Commitments [Member] USD ($)
Capital Lease Obligations, Current				$ 6,954	6,954
Capital Lease Obligations, Noncurrent		6,544	7,289
Operating Leases, Rent Expense, Net	2,500
Operating Leases, Future Minimum Payments Due, Next Twelve Months						91,024	13,467
Operating Leases, Future Minimum Payments, Due in Two Years						$ 71,980